INTANGIBLE - Goodwill and intangible assets with indefinite useful life (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life	R$ 8,063,014	R$ 159,530
Vale Florestar S.A.
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life	45,435	45,435
Paineiras Logistica
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life		10
PCH Mucuri
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life		307
Facepa
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life	119,332	112,582
Fibria
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life	7,897,051
Other
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life	1,196	1,196
Other | Servitude and Electricity
Goodwill and intangible assets with indefinite useful life
Intangible assets with indefinite useful life	1,196	R$ 1,196
PCH Mucuri and Paineiras Logstica
Goodwill and intangible assets with indefinite useful life
Goodwill impairment	R$ 317